OIL AND GAS PROPERTY, NET (Tables)	6 Months Ended
Jun. 30, 2023
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2023	December 31, 2022
	(Unaudited)	(Audited)
Oil and gas property - subject to amortization	$28,786,721	$28,740,479
Accumulated depletion	(9,962,701)	(9,411,476)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property - subject to amortization, net	$6,964,837	$7,469,820

Oil and gas property - not subject to amortization	$1,155,422	$1,151,804
Accumulated impairment	-	-
Oil and gas property - not subject to amortization, net	$1,155,422	$1,151,804

SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY

The following shows the movement of the oil and gas property - subject to amortization balance.

Oil & Gas Property – Kruh
December 31, 2022	$7,469,820
Additional capitalization	105,573
Asset retirement costs	(59,331)
Depletion	(551,225)
June 30, 2023 (Unaudited)	$6,964,837